Trade and Other Payables - Disclosure of Movement in the Liability for Annual Leave (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Oct. 01, 2020
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	R 731	R 537
Benefits paid	(762)	(583)
Total expense per income statement	787	630
Translation (gain)/loss	14	(25)
Balance at end of year	770	731
Disclosure Of Non-Financial Assets And Liabilities [Line Items]
Leave liabilities	770	R 731
Mponeng operations and related assets
Subclassifications of assets, liabilities and equities [abstract]
Balance at end of year	0
Disclosure Of Non-Financial Assets And Liabilities [Line Items]
Leave liabilities	R 0		R 172